UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2018 (Unaudited)

DWS New York Tax-Free Income Fund

(formerly Deutsche New York Tax-Free Income Fund)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.5%
New York 98.0%
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,148,440
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,086,730
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,234,690
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,533,160
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,238,496
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	2,049,422
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,310,385
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,286,100
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,239,125
Long Island, NY, Electric System Revenue, Power Authority:
Series B, 5.0%, 9/1/2037	1,185,000	1,326,726
5.0%, 9/1/2047	500,000	571,060
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,141,110
Series A, 5.0%, 9/1/2037	4,000,000	4,384,720
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,176,960
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Series B, Prerefunded, 5.0%, 11/15/2034	2,000,000	2,094,820
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,093,230
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,173,462
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,134,800
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,410,666
Series A, 5.0%, 10/1/2033	1,000,000	1,137,860
New York, Brookhaven Local Development Corp. Revenue, Jeffersons Ferry Project, 5.25%, 11/1/2036	1,200,000	1,370,556
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,574,685
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,701,699
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	819,668
5.0%, 8/1/2042	1,000,000	1,062,310
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	810,060
New York, General Obligation:
Series A-4, 1.07% *, 6/7/2018, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
Series E-1, 5.0%, 3/1/2031	1,230,000	1,467,365
Series I-1, 5.625%, 4/1/2029	110,000	113,519
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	535,000	567,030
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,578,430
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,292,580
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,118,140
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,450,970
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,660,860
Series C, 5.0%, 11/15/2031	2,415,000	2,668,672
Series C, Prerefunded, 5.0%, 11/15/2031	1,085,000	1,228,274
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,076,520
Series A-1, 5.0%, 11/15/2035	2,000,000	2,250,460
Series D-1, 5.0%, 11/15/2039	2,500,000	2,789,525
Series C-1, 5.25%, 11/15/2030	1,000,000	1,171,710
Series B, 5.25%, 11/15/2044	3,000,000	3,389,520
New York, Metropolitan Transportation Authority Revenue, Green Bonds:
Series C-1, 5.0%, 11/15/2028	5,000,000	5,978,000
Series A1, 5.25%, 11/15/2057	1,000,000	1,150,830
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,064,340
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	5,756,500
New York, State Agency General Obligation Lease, Dormitory Authority, City University System, 5.75%, 7/1/2018, INS: AGMC	515,000	516,715
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2029	1,000,000	1,213,480
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,106,900
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,398,975
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,071,220
Series C, 5.0%, 7/1/2037	2,510,000	2,657,011
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,177,820
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,184,400
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2034	5,000,000	5,867,300
Series A, Prerefunded, 5.0%, 7/1/2039	2,000,000	2,070,640
Series A, Prerefunded, 5.25%, 7/1/2034	5,000,000	5,189,850
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,712,010
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,176,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	411,840
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,624,845
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	2,940,516
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,637,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,301,020
Series C, 5.0%, 7/1/2040	2,750,000	2,843,528
Series A, 5.0%, 7/1/2041	2,000,000	2,120,900
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series A, 5.0%, 10/1/2029 (a)	3,000,000	3,503,490
Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,764
Series A, 5.0%, 10/1/2034	1,000,000	1,155,090
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,024,933
Series A, 5.0%, 7/1/2038	1,000,000	1,156,120
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,223,780
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 1.03% *, 6/7/2018, LOC: Bank of America NA	250,000	250,000
New York, State Dormitory Authority, Sales Tax Revenue, 5.0%, 3/15/2031	1,830,000	2,149,280
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,357,496
Series A, 5.0%, 3/15/2044	2,000,000	2,240,040
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,488,636
Series A, 5.0%, 2/15/2034	205,000	209,375
Series A, Prerefunded, 5.0%, 2/15/2034	5,000	5,118
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,700,900
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,001,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,621,896
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	295,000	295,953
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, Prerefunded, 5.0%, 3/15/2039	4,150,000	4,260,888
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,161,200
"3", 5.0%, 3/15/2044	1,190,000	1,282,356
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,292,020
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,639,725
New York, State Thruway Authority:
Series L, 5.0%, 1/1/2029	1,865,000	2,223,024
Series J, 5.0%, 1/1/2041	2,220,000	2,451,124
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,442,750
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	519,200
Series A, 4.0%, 1/1/2038	500,000	518,860
Series A, 5.0%, 1/1/2041	3,000,000	3,382,140
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport Terminal:
AMT, 5.0%, 1/1/2033	1,000,000	1,130,680
AMT, 5.0%, 1/1/2034	1,000,000	1,128,060
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,713,525
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,092,440
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A, 4.0%, 3/15/2037	2,500,000	2,619,125
Series C-2, 5.0%, 3/15/2031	3,500,000	4,156,810
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023	5,000	5,014
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	6,740,000	7,127,213
New York, Triborough Bridge & Tunnel Authority Revenues:
Series C, 5.0%, 11/15/2038	2,625,000	2,938,950
Series A-2, 5.25%, 11/15/2034	2,815,000	2,861,729
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	3,000,000	3,262,500
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,033,470
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,128,605
New York, Utility Debt Securitization Authority, Restruturing Bonds, 5.0%, 12/15/2036	5,000,000	5,731,200
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,148,448
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,143,580
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,344,490
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,062,690
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series EE, 5.0%, 6/15/2030	2,500,000	2,928,450
Series EE, 5.0%, 6/15/2036	3,500,000	4,074,210
Series BB-1, 5.0%, 6/15/2046	2,000,000	2,307,520
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	115,000	115,353
Series A, Prerefunded, 5.75%, 6/15/2040	900,000	901,215
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,019,550
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,376,320
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,053,620
Series B-1, 4.0%, 8/1/2037	5,000,000	5,248,350
Series C, 5.0%, 11/1/2033	1,250,000	1,462,238
Series A-1, 5.0%, 8/1/2037	3,000,000	3,374,460
Series A, 5.0%, 5/1/2038	4,000,000	4,112,920
Series B1, 5.0%, 11/1/2040	4,000,000	4,469,120
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,271,040
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	5,000,000	5,809,400
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,101,800
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,145,540
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,153,420
Series A, 5.0%, 8/1/2025	2,500,000	2,943,100
Series D, 5.0%, 8/1/2031	1,300,000	1,547,793
Series C, 5.0%, 8/1/2034	2,865,000	3,239,771
Series B-1, 5.0%, 12/1/2034	2,800,000	3,246,628
Series I-1, 5.375%, 4/1/2036	115,000	118,281
Series I-1, Prerefunded, 5.375%, 4/1/2036	795,000	819,748
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,554,960
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,625,000	1,287,016
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,127,980
Port Authority of New York & New Jersey:
Series 209, 5.0%, 7/15/2031	1,000,000	1,201,370
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,105,605
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,495,720
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,418,320
Series 189, 5.0%, 5/1/2035	2,000,000	2,277,280
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,360,030
Series 195, AMT, 5.0%, 4/1/2036	1,000,000	1,130,600
Series 202, AMT, 5.0%, 10/15/2036	3,000,000	3,423,720
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,124,169
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,302,204
Series A, AMT, 5.0%, 1/1/2035	1,800,000	1,950,822
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,171,927
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,194,320
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	3,005,915
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,550,626
		357,285,233
Guam 0.5%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	155,000	166,084
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	367,091
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	638,802
Series A, 5.0%, 10/1/2037	210,000	227,613
Series A, 5.0%, 10/1/2038	190,000	205,626
Series A, 5.0%, 10/1/2040	135,000	145,884
		1,751,100
Puerto Rico 0.0%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	140,000	140,476
Total Municipal Bonds and Notes (Cost $348,459,809)		359,176,809
Underlying Municipal Bonds of Inverse Floaters (b) 2.8%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040 (c)	10,000,000	10,365,800
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 16.84%, 6/15/2040, Leverage Factor at purchase date: 4 to 1 (Cost $10,062,085)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $358,521,894)	101.3	369,542,609
Floating Rate Notes (b)	(2.0)	(7,500,000)
Other Assets and Liabilities, Net	0.7	2,620,031
Net Assets	100.0	364,662,640

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$369,542,609	$—	$369,542,609
Total	$—	$369,542,609	$—	$369,542,609

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018